Other Income or Expense, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income or Expense, Net
(Gain) loss on disposition of investment	$ 3,553,463	$ (295,194)	$ (312)
Donations	(56,019)	(159,605)	(195,005)
Financial, legal and accounting advisory and professional services	(212,527)	(269,385)	(833,618)
Losses on disposals of property, plant and equipment	(268,532)	(118,817)	(810,825)
Impairment adjustments	(135,750)	(89,597)	(6,851)
Deferred compensation	(251,787)	(302,801)	(340,202)
Dismissal severance expense	(530,560)	(984,816)	(912,173)
Other, net	(387,733)	(166,119)	(38,398)
Total other income (expense)	1,562,284	$ (2,386,334)	(3,137,384)
Televisa CJ Grand, S.A. de C.V. ("Televisa CJ Grand")
Other Income or Expense, Net
(Gain) loss on disposition of investment	$ 85,000
Ownership interest disposed (in percent)	50.00%
Imagina
Other Income or Expense, Net
(Gain) loss on disposition of investment	$ 3,513,829
Sky
Other Income or Expense, Net
Other taxes paid by Sky in Central America	(148,271)
Contract termination cost			$ 259,340
Cable
Other Income or Expense, Net
Losses on disposals of property, plant and equipment	$ (249,688)